Vulnerability Due to Certain Concentrations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013
Risks And Uncertainties [Abstract]
Concentration risk, Supplier	ASML relies on outside vendors to manufacture the components and subassemblies used in its systems, each of which is obtained from a sole supplier or a limited number of suppliers. ASML’s reliance on a limited group of suppliers involves several risks, including a potential inability to obtain an adequate supply of required components and reduced control over pricing and timely delivery of these subassemblies and components. In particular, from time to time, the number of systems we are able to produce may be limited by the production capacity of Zeiss. Zeiss is currently our sole supplier of lenses, collectors, and other critical optical components and is capable of producing these items only in limited numbers and only through the use of its manufacturing and testing facility in Oberkochen and Wetzlar, Germany. During 2013, ASML’s production was not limited by the deliveries from Zeiss.